Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share:
Income from continuing operations	$ 52.7	$ 31.1	$ 28.4	$ 17.1	$ 31.2	$ 26.5	$ 26.1	$ 20.0	$ 129.3	$ 103.8	$ 92.5
Loss (gain) from discontinued operations, net of income taxes	28.4	410.5	4.3	10.1	9.8	9.8	8.3	5.7	453.3	33.6	26.6
Net income	$ 81.1	$ 441.6	$ 32.7	$ 27.2	$ 41.0	$ 36.3	$ 34.4	$ 25.7	$ 582.6	$ 137.4	$ 119.1
Weighted average number of shares outstanding (in Shares)									32.0	32.0	32.0
Basic earnings per share from continuing operations (in Dollars per share)	$ 1.65	$ 0.97	$ 0.89	$ 0.53	$ 0.97	$ 0.83	$ 0.81	$ 0.62	$ 4.04	$ 3.24	$ 2.89
Discontinued operations									14.17	1.05	0.83
Net income (in Dollars per share)	2.54	13.79	1.02	0.85	1.28	1.13	1.07	0.8	$ 18.21	$ 4.29	$ 3.72
Weighted average number of shares outstanding
Weighted average number of shares outstanding (in Shares)									32.0	32.0	32.0
Restricted stock									0.1	0.1	0.1
Total shares and dilutive securities (in Shares)									32.1	32.1	32.1
Diluted earnings per share from net income (in Dollars per share)	1.64	0.97	0.89	0.53	0.97	0.83	0.81	0.62	$ 4.02	$ 3.23	$ 2.88
Loss from discontinued operations (in Dollars per share)									14.11	1.05	0.83
Net income (in Dollars per share)	$ 2.52	$ 13.73	$ 1.02	$ 0.85	$ 1.28	$ 1.13	$ 1.07	$ 0.8	$ 18.13	$ 4.28	$ 3.71